THE ADVISORS' INNER CIRCLE FUND

                              HGK EQUITY VALUE FUND

                    SUPPLEMENT DATED DECEMBER 10, 2008 TO THE
 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Effective December 15, 2008, all existing Class A Shares of the HGK Equity Value Fund (the "Fund") have been reclassified as Investor Class Shares. Accordingly, the Fund's Prospectus and SAI are amended as follows:


1. On page 5 of the Prospectus, the information under the heading "Shareholder Fees (fees paid directly from your investment)" is deleted.

2. On pages 9-12 of the Prospectus, the information under the heading "Sales Charges" is deleted in its entirety.

3. On page S-12 of the SAI, the information under the heading "Dealer Reallowances" is deleted.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                 HGK-SK-004-0100